Equity - Summary of Classes of Share Capital - Preferred Shares (Parenthetical) (Detail) - $ / shares shares in Millions		9 Months Ended
	Jul. 02, 2019	Jul. 31, 2019	Jul. 18, 2019	Oct. 31, 2018	Oct. 31, 2017
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Non-Cumulative Preferred Shares		232.0		200.0	190.0
Preferred shares [member] | Non-viability Contingent Capital Series 22 [member]
Disclosure of classes of share capital [line items]
Share price per share		$ 25
Annual yield		5.20%
Reset spread		3.27%
Next redemption/conversion date		Apr. 30, 2024
Description of redeemable/convertible shares		Holders of these shares will have the right to convert their shares into non-cumulative NVCC Floating Rate Preferred Shares, Series 23, subject to certain conditions, on April 30, 2024, and on April 30 every five years thereafter. Holders of the Series 23 Shares will be entitled to receive quarterly floating rate dividends, if declared, at a rate equal to the three-month Government of Canada Treasury Bill yield plus 3.27%. The Series 22 Shares are redeemable by the Bank, subject to regulatory consent, at $25 per share on April 30, 2024, and on April 30 every five years thereafter.
Redemption price per share		$ 25
Preferred shares [member] | Non Viability Contingent Capital Series 24 [member]
Disclosure of classes of share capital [line items]
Share price per share		$ 25
Annual yield		5.10%
Reset spread		3.56%
Next redemption/conversion date		Jul. 31, 2024
Description of redeemable/convertible shares		Holders of these shares will have the right to convert their shares into non-cumulative NVCC Floating Rate Preferred Shares, Series 25, subject to certain conditions, on July 31, 2024, and on July 31 every five years thereafter. Holders of the Series 25 Shares will be entitled to receive quarterly floating rate dividends, if declared, at a rate equal to the three-month Government of Canada Treasury Bill yield plus 3.56%. The Series 24 Shares are redeemable by the Bank, subject to regulatory consent, at $25 per share on July 31, 2024, and on July 31 every five years thereafter.
Redemption price per share		$ 25
Preferred shares class A series 3 [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Non-Cumulative Preferred Shares			20.0
Annual yield	3.681%